The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument.  Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments.  The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models.  The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.  These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These instruments are normally valued using pricing vendors.  Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models.  The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available..

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above.  In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable.  In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security.  To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board.  These methodologies may require subjective judgments and determinations about the value of a particular security.  When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of June 30, 2025:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$496,646,231	$-	$3,538	$496,649,769
Investment Companies	16,814,824	-	-	16,814,824
Real Estate Investment Trusts	1,053,335	-	-	1,053,335
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	16,598,886
Money Market Funds	2,788,070	-	-	2,788,070
Total Investments in Securities	$517,302,460	$-	$3,538	$533,904,884

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2025				$3,538
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2025				$3,538
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2025.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$-	$41,458	$-	$41,458
Brazil	1,486,360	-	-	1,486,360
Chile	768,237	-	-	768,237
China	582,297	14,533,731	-	15,116,028
Colombia	-	152,429	-	152,429
Czech Republic	-	337,891	-	337,891
Egypt	38,687	176,953	-	215,640
Hong Kong	67,446	697,203	-	764,649
Hungary	94,413	273,082	-	367,495
India	-	8,040,195	-	8,040,195
Indonesia	-	442,402	-	442,402
Ireland	385,149	-	-	385,149
Luxembourg		45,734	-	45,734
Mexico	1,019,173	-	-	1,019,173
Peru	110,642	-	-	110,642
Philippines	-	96,723	-	96,723
Poland	-	1,042,571	-	1,042,571
Qatar	-	540,124	-	540,124
Republic of Korea	-	110,691	-	110,691
Russia	-	-	0	0
Singapore	-	76,134	-	76,134
South Africa	776,164	1,633,195	-	2,409,359
South Korea	-	6,421,444	-	6,421,444
Taiwan	-	8,231,259	-	8,231,259
Thailand	-	388,613	-	388,613
Turkey	-	466,999	-	466,999
United Arab Emirates	165,664	758,101	-	923,765
United Kingdom	-	32,297	-	32,297
United States	16	100,412	-	100,428
Total Common Stocks	5,494,232	44,639,641	0	50,133,889
Investment Companies
United States	2,975,014	-	-	2,975,014
Total Investment Companies	2,975,014	-	-	2,975,014
Preferred Stocks
Brazil	620,481	-	-	620,481
Colombia	-	207,509	-	207,509
South Korea	-	119,299	-	119,299
Total Preferred Stocks	620,481	326,808	-	947,289
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,390,821
Money Market Funds	402,760	-	-	402,760
Total Investments in Securities	$402,760	$44,966,449	$0	$57,849,773

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock
Balance as of April 1, 2025			$0
Purchases			-
Sales proceeds and paydowns			-
Accreted discounts, net			-
Corporate Actions			-
Realized gain (loss)			-
Change in unrealized appreciation (depreciation)			-
Transfers into/(out of) Level 3			-
Balance as of June 30, 2025			$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2025.			$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$89,628,669	$-	$4,470	$89,633,139
Real Estate Investment Trusts	3,225,053	-	-	3,225,053
Investment Companies	3,204,382	-	-	3,204,382
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	5,198,481
Money Market Funds	337,411	-	-	337,411
Total Investments in Securities	$96,395,515	$-	$4,470	$101,598,466

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2025				$5,014
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				(544)
Transfers into/(out of) Level 3				-
Balance as of June 30, 2025				$4,470
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2025.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$11,599,500	$-	$11,599,500
Austria	-	780,261	-	780,261
Belgium	-	1,856,174	-	1,856,174
Canada	25,805,824	-	-	25,805,824
Denmark	-	5,331,695	-	5,331,695
Finland	-	2,375,539	-	2,375,539
France	-	18,774,042	-	18,774,042
Germany	-	26,023,218	-	26,023,218
Hong Kong	55,492	5,707,738	-	5,763,230
Ireland	-	1,395,362	-	1,395,362
Israel	1,653,280	4,244,912	-	5,898,192
Italy	-	9,298,712	-	9,298,712
Japan	-	49,862,862	-	49,862,862
Luxembourg	-	131,326	-	131,326
Netherlands	-	8,583,250	-	8,583,250
New Zealand	-	229,267	-	229,267
Norway	-	2,457,062	-	2,457,062
Poland	-	953,523	-	953,523
Portugal	-	606,011	-	606,011
Singapore	599,295	3,599,337	-	4,198,632
Spain	-	9,255,559	-	9,255,559
Sweden	1,305,245	5,022,778	-	6,328,023
Switzerland	-	18,460,299	-	18,460,299
United Kingdom	222,528	27,387,825	-	27,610,353
United States	181,026	-	-	181,026
Total Common Stocks	29,822,690	213,936,252	-	243,758,942
Investment Companies
United States	8,942,622	-	-	8,942,622
Total Investment Companies	8,942,622	-	-	8,942,622
Preferred Stocks
Germany	-	57,052	-	57,052
Total Preferred Stocks	-	57,052	-	57,052
Warrants
Canada	-	-	0	0
Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	10,840,934
Money Market Funds	800,324	-	-	800,324
Total Investments in Securities	$39,565,636	$213,993,304	$0	$264,399,874

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants
Balance as of April 1, 2025				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of June 30, 2025				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at June 30, 2025.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Securities	$-	$60,399,603	$-	$60,399,603
Mortgage-Backed Securities	-	51,819,540	-	51,819,540
Corporate Obligations	-	34,949,650	-	34,949,650
Collateralized Mortgage Obligations	-	20,789,148	-	20,789,148
Asset-Backed Securities	-	9,547,121	-	9,547,121
Foreign Government Debt Obligations	-	3,159,437	-	3,159,437
Municipal Bonds	-	2,066,870	-	2,066,870
Total Fixed Income	-	182,731,369	-	182,731,369
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	40,200
Money Market Funds	2,749,638	-	-	2,749,638
Total Investments in Securities	$2,749,638	$182,731,369	$-	$185,521,207

Other Financial Instruments**
Futures	$(161,148)	$-	$-	$(161,148)
Swaps	-	400,458	-	400,458

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,439,827,066	$-	$-	$1,439,827,066
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	201,201,327
Money Market Funds	13,799,014	-	-	13,799,014
Total Investments in Securities	$1,453,626,080	$-	$-	$1,654,827,407

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$546,648,204	$-	$-	$546,648,204
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	129,388,792
Money Market Funds	4,970,430	-	-	4,970,430
Total Investments in Securities	$551,618,634	$-	$-	$681,007,426

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$488,315,245	$-	$-	$488,315,245
Investment Companies	130,416,319	-	-	130,416,319
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,440,772
Money Market Funds	67,837,247	-	-	67,837,247
Total Investments in Securities	$686,568,811	$-	$-	$689,009,583

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$117,697,879	$-	$-	$117,697,879
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	$27,494,676
Money Market Funds	1,036,412	-	-	1,036,412
Total Investments in Securities	$118,734,291	$-	$-	$146,228,967

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$103,761,739	$-	$-	$103,761,739
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	17,892,823
Money Market Funds	989,189	-	-	989,189
Total Investments in Securities	$104,750,928	$-	$-	$122,643,751

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$461,766,416	$-	$-	$461,766,416
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	50,269,351
Money Market Funds	15,040,127	-	-	15,040,127
Total Investments in Securities	$476,806,543	$-	$-	$527,075,894

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Certificates of Deposit	$-	$119,020,698	$-	$119,020,698
Money Market Funds	18,155,399	-	-	18,155,399
U.S. Treasury Bills	-	101,461,509	-	101,461,509
Total Investments in Securities	$18,155,399	$220,482,207	$-	$238,637,606

Other Financial Instruments*
Futures	$2,179,932	$-	$-	$2,179,932
Forward Currency Contracts	$-	$696,509	$-	$696,509

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$11,064,508	$-	$-	$11,064,508
U.S. Treasury Obligations	-	1,727,883	-	1,727,883
Money Market Funds	13,337,343	-	-	13,337,343
Total Investments in Securities	$24,401,851	$1,727,883	$-	$26,129,734

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$85,315,218	$-	$-	$85,315,218
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	1,621,500
Money Market Funds	2,582,591	-	-	2,582,591
Total Investments in Securities	$87,897,809	$-	$-	$89,519,309

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$54,458,800	$-	$-	$54,458,800
Common Stocks	54,053,847	-	-	54,053,847
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	14,535,329
Money Market Funds	2,175,831	-	-	2,175,831
Total Investments in Securities	$110,688,478	$-	$-	$125,223,807

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.